Non-current assets held for sale	12 Months Ended
Dec. 31, 2011
Non-current assets held for sale

15 Non-current assets held for sale

	As of December 31,
	2010	2011
	$	$
Cost
Leasehold property — held for sale	819,578	814,878

In 2010, a leasehold property owned by InnoForm was put up for sale as it was unutilized. In 2011, the leasehold property was not sold due to weak property prices for commercial properties in Singapore. As of December 31, 2011, there was no change in management’s intention to sell the leasehold property, and InnoForm will continue to market the property for sale.